Note 1 - Organization and Summary of Significant Accounting Policies - Symon (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Accounting Policies [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired Intangible Asset:	Amortization Period: (years)
Software and technology		5
Customer relationships	6	-	8
Tradenames and trademarks		5
Partner relationships		7
Covenant Not-To-Compete		4

Acquired Intangible Asset:	Amortization Period: (years)
Software		5
Customer relationships	7	-	10
Tradenames	5	-	10
Covenant Not-To-Compete		5